OPERATING LEASES -Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating Leases [Line Items]
Lease Cost	$ 3,778
Total Expenses under Operating Leases	3,778
Rental Income	1,540	$ 2,807	$ 1,727
Amortization of prepaid land leases	454	384	264
Selling and Marketing Expense [Member]
Operating Leases [Line Items]
Lease Cost	970	881	1,013
General and Administrative Expense [Member]
Operating Leases [Line Items]
Lease Cost	1,674	1,052	627
Research and Development Expense [Member]
Operating Leases [Line Items]
Lease Cost	$ 1,134	$ 596	$ 338